Fair Value Measurements - Change in Fair Value (Details) - Level 3 - Westrock Private Warrants - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurements
Fair value as of beginning	$ 28,342
Assumption of warrants		$ 11,618
Change in fair value	(7,400)	16,724
Fair value as of ending	$ 20,942	$ 28,342